Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2020

ADGF-QTLY-1020
1.805738.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Entertainment - 1.0%
Activision Blizzard, Inc.	105,400	$8,803
Media - 7.3%
Comcast Corp. Class A	766,050	34,327
Discovery Communications, Inc. Class A (a)(b)	163,400	3,605
Interpublic Group of Companies, Inc.	641,900	11,400
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	50,500	1,834
Liberty SiriusXM Series C (a)	1	0
Nexstar Broadcasting Group, Inc. Class A	10,600	1,018
Omnicom Group, Inc.	73,800	3,992
ViacomCBS, Inc. Class B	329,900	9,188
		65,364

TOTAL COMMUNICATION SERVICES		74,167

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 2.4%
BorgWarner, Inc.	297,100	12,059
Lear Corp.	80,800	9,206
		21,265
Automobiles - 1.9%
General Motors Co.	454,900	13,479
Harley-Davidson, Inc.	144,200	3,996
		17,475
Distributors - 1.0%
LKQ Corp. (a)	297,000	9,427
Diversified Consumer Services - 0.9%
H&R Block, Inc.	538,700	7,811
Household Durables - 3.5%
Lennar Corp. Class A	123,900	9,270
Whirlpool Corp. (b)	122,500	21,771
		31,041
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc.	208,800	3,193
PVH Corp.	175,900	9,808
Tapestry, Inc.	619,800	9,130
		22,131

TOTAL CONSUMER DISCRETIONARY		109,150

CONSUMER STAPLES - 6.0%
Household Products - 1.7%
Energizer Holdings, Inc.	123,500	5,717
Spectrum Brands Holdings, Inc.	161,985	9,654
		15,371
Tobacco - 4.3%
Altria Group, Inc.	873,473	38,206

TOTAL CONSUMER STAPLES		53,577

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Equinor ASA sponsored ADR	639,400	10,262
Exxon Mobil Corp.	730,322	29,169
Phillips 66 Co.	191,700	11,209
Valero Energy Corp.	13,000	684
		51,324
FINANCIALS - 18.1%
Banks - 14.0%
Bank of America Corp.	1,338,803	34,461
JPMorgan Chase & Co.	275,793	27,632
M&T Bank Corp.	78,100	8,065
PNC Financial Services Group, Inc.	131,800	14,656
U.S. Bancorp	386,800	14,080
Wells Fargo & Co.	1,086,890	26,248
		125,142
Capital Markets - 0.8%
Raymond James Financial, Inc.	99,800	7,557
Consumer Finance - 2.3%
Discover Financial Services	333,900	17,723
Synchrony Financial	103,538	2,569
		20,292
Insurance - 1.0%
The Travelers Companies, Inc.	76,100	8,831

TOTAL FINANCIALS		161,822

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.3%
Envista Holdings Corp. (a)	123,100	2,953
Health Care Providers & Services - 7.7%
Anthem, Inc.	53,100	14,949
Cigna Corp.	87,700	15,555
CVS Health Corp.	185,500	11,523
UnitedHealth Group, Inc.	85,997	26,878
		68,905
Pharmaceuticals - 1.4%
Bayer AG	129,100	8,587
Bristol-Myers Squibb Co.	57,600	3,583
		12,170

TOTAL HEALTH CARE		84,028

INDUSTRIALS - 13.6%
Aerospace & Defense - 0.5%
The Boeing Co.	24,300	4,175
Air Freight & Logistics - 2.8%
FedEx Corp.	41,500	9,123
United Parcel Service, Inc. Class B	97,800	16,002
		25,125
Electrical Equipment - 0.3%
AMETEK, Inc.	26,100	2,628
Industrial Conglomerates - 2.5%
General Electric Co.	3,526,100	22,355
Machinery - 5.7%
Allison Transmission Holdings, Inc.	130,143	4,668
Caterpillar, Inc.	28,600	4,070
Cummins, Inc.	67,200	13,927
Fortive Corp.	49,700	3,584
PACCAR, Inc.	166,400	14,284
Snap-On, Inc.	70,600	10,468
		51,001
Professional Services - 0.3%
Robert Half International, Inc.	55,000	2,926
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A (b)	132,200	6,010
Ryder System, Inc.	46,600	1,906
		7,916
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	135,205	5,362

TOTAL INDUSTRIALS		121,488

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	134,000	5,657
IT Services - 5.9%
Amdocs Ltd.	58,100	3,557
Cognizant Technology Solutions Corp. Class A	182,200	12,182
Fidelity National Information Services, Inc.	64,400	9,715
Genpact Ltd.	107,600	4,539
Visa, Inc. Class A	104,100	22,068
		52,061
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	64,400	7,527
Lam Research Corp.	16,500	5,550
		13,077
Software - 9.2%
Intuit, Inc.	30,400	10,500
Microsoft Corp.	233,400	52,636
Oracle Corp.	74,800	4,280
SAP SE	25,300	4,183
SS&C Technologies Holdings, Inc.	168,000	10,705
		82,304
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	231,296	29,846
Samsung Electronics Co. Ltd.	128,830	5,858
		35,704

TOTAL INFORMATION TECHNOLOGY		188,803

MATERIALS - 4.3%
Chemicals - 2.9%
DuPont de Nemours, Inc.	150,300	8,381
LyondellBasell Industries NV Class A	179,100	11,727
Valvoline, Inc.	148,400	3,027
W.R. Grace & Co.	55,000	2,239
		25,374
Metals & Mining - 1.4%
Barrick Gold Corp.	183,300	5,435
Newmont Corp.	105,300	7,085
		12,520

TOTAL MATERIALS		37,894

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
National Retail Properties, Inc.	64,700	2,293
Realty Income Corp.	30,800	1,911
Simon Property Group, Inc.	27,100	1,839
		6,043
TOTAL COMMON STOCKS
(Cost $848,028)		888,296

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.12% (c)	9,145,690	9,148
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	17,773,385	17,775
TOTAL MONEY MARKET FUNDS
(Cost $26,923)		26,923
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $874,951)		915,219
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(22,905)
NET ASSETS - 100%		$892,314

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31
Fidelity Securities Lending Cash Central Fund	90
Total	$121

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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